================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-PX

                               -----------------

              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 INVESTMENT COMPANY ACT FILE NUMBER: 811-04058

                               -----------------

                             THE KOREA FUND, INC.
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               -----------------

                    60 VICTORIA EMBANKMENT LONDON EC4Y 0JP
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                               -----------------

                  C/O CARMINE LEKSTUTIS, CHIEF LEGAL OFFICER
                          JPMORGAN, 4 NEW YORK PLAZA
                              NEW YORK, NY 10004
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

     REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: +44 207 742 3436

                       DATE OF FISCAL YEAR END: JUNE 30

         DATE OF REPORTING PERIOD: JULY 1, 2020 THROUGH JUNE 30, 2021

================================================================================

ITEM 1. PROXY VOTING RECORD

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04058
Reporting Period: 07/01/2020 - 12/31/2020
The Korea Fund, Inc.









============================= The Korea Fund, Inc. =============================


HUGEL, INC.

Ticker:       145020         Security ID:  Y3R47A100
Meeting Date: DEC 09, 2020   Meeting Type: Special
Record Date:  NOV 12, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reduction in Capital            For       For          Management
2     Approve Adjustment of Exercise Price    For       For          Management
      of Stock Option


--------------------------------------------------------------------------------

KANGWON LAND, INC.

Ticker:       035250         Security ID:  Y4581L105
Meeting Date: AUG 14, 2020   Meeting Type: Special
Record Date:  JUL 13, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Kim Nak-hoe as Outside Director   For       For          Management
1.2   Elect Park Mi-ock as Outside Director   For       For          Management
2.1   Elect Kim Nak-hoe as a Member of Audit  For       For          Management
      Committee
3     Amend Articles of Incorporation         For       For          Management


--------------------------------------------------------------------------------

KANGWON LAND, INC.

Ticker:       035250         Security ID:  Y4581L105
Meeting Date: NOV 12, 2020   Meeting Type: Special
Record Date:  OCT 12, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Ko Gwang-pil as Inside Director   For       For          Management


--------------------------------------------------------------------------------

KB FINANCIAL GROUP, INC.

Ticker:       105560         Security ID:  Y46007103
Meeting Date: NOV 20, 2020   Meeting Type: Special
Record Date:  OCT 12, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Yoon Jong Kyoo as Inside Director For       For          Management
2     Elect Hur Yin as Non-Independent        For       For          Management
      Non-Executive Director
3     Elect Yun Sun-jin as Outside Director   Against   Against      Shareholder
      - Shareholder Proposal
4     Elect Ryu Young-jae as Outside          Against   Against      Shareholder
      Director - Shareholder Proposal


--------------------------------------------------------------------------------

LG CHEM LTD.

Ticker:       051910         Security ID:  Y52758102
Meeting Date: OCT 30, 2020   Meeting Type: Special
Record Date:  OCT 05, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Split-Off Agreement             For       For          Management


--------------------------------------------------------------------------------

LG CHEM LTD.

Ticker:       051910         Security ID:  Y52758110
Meeting Date: OCT 30, 2020   Meeting Type: Special
Record Date:  OCT 05, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Split-Off Agreement             For       For          Management

========== END NPX REPORT


                                               PRIMARY                    PRIMARY   PRIMARY                MEETING    RECORD
COMPANY NAME                                  SECURITY ID  PRIMARY ISIN   CUSIP     SEDOL      COUNTRY      DATE       DATE
Kangwon Land, Inc.                            Y4581L105    KR7035250000  Y4581L105  6683449  South Korea  29-Jan-21  06-Jan-21
Kangwon Land, Inc.                            Y4581L105    KR7035250000  Y4581L105  6683449  South Korea  29-Jan-21  06-Jan-21
Kangwon Land, Inc.                            Y4581L105    KR7035250000  Y4581L105  6683449  South Korea  29-Jan-21  06-Jan-21
Kangwon Land, Inc.                            Y4581L105    KR7035250000  Y4581L105  6683449  South Korea  29-Jan-21  06-Jan-21
HYBE Co., Ltd.                                Y0S0UG104    KR7352820005  Y0S0UG104  BNGCJ25  South Korea  14-May-21  19-Apr-21
HYBE Co., Ltd.                                Y0S0UG104    KR7352820005  Y0S0UG104  BNGCJ25  South Korea  14-May-21  19-Apr-21
GS Retail Co., Ltd.                           Y2915J101    KR7007070006  Y2915J101  B7F9Q79  South Korea  28-May-21  19-Apr-21
GS Retail Co., Ltd.                           Y2915J101    KR7007070006  Y2915J101  B7F9Q79  South Korea  28-May-21  19-Apr-21
Korea Electric Power Corp.                    Y48406105    KR7015760002  Y48406105  6495730  South Korea  28-May-21  22-Mar-21
Korea Electric Power Corp.                    Y48406105    KR7015760002  Y48406105  6495730  South Korea  28-May-21  22-Mar-21
Korea Electric Power Corp.                    Y48406105    KR7015760002  Y48406105  6495730  South Korea  28-May-21  22-Mar-21
Daewoo Engineering & Construction Co. Ltd.    Y1888W107    KR7047040001  Y1888W107  6344122  South Korea  07-Jun-21  07-May-21
Daewoo Engineering & Construction Co. Ltd.    Y1888W107    KR7047040001  Y1888W107  6344122  South Korea  07-Jun-21  07-May-21
Kangwon Land, Inc.                            Y4581L105    KR7035250000  Y4581L105  6683449  South Korea  23-Jun-21  30-Apr-21
Kangwon Land, Inc.                            Y4581L105    KR7035250000  Y4581L105  6683449  South Korea  23-Jun-21  30-Apr-21
Kangwon Land, Inc.                            Y4581L105    KR7035250000  Y4581L105  6683449  South Korea  23-Jun-21  30-Apr-21

                                                                                             PROPOSAL
                                              MEETING  VOTABLE  SHARES   SHARES              SEQUENCE  PROPOSAL  VOTABLE
COMPANY NAME                                   TYPE    SHARES   ON LOAN  VOTED   PROPONENT   NUMBER    NUMBER    PROPOSAL
Kangwon Land, Inc.                            Special  89595      0      89595   Management     2        1.1       Yes
Kangwon Land, Inc.                            Special  89595      0      89595   Management     3        1.2       Yes
Kangwon Land, Inc.                            Special  89595      0      89595   Management     4        2         Yes
Kangwon Land, Inc.                            Special  89595      0      89595   Management     5        3         Yes
HYBE Co., Ltd.                                Special  4200       0      4200    Management     1        1         Yes
HYBE Co., Ltd.                                Special  4200       0      4200    Management     2        2         Yes
GS Retail Co., Ltd.                           Special  110000     0      110000  Management     1        1         Yes
GS Retail Co., Ltd.                           Special  110000     0      110000  Management     2        2         Yes
Korea Electric Power Corp.                    Special  138000     0      138000  Management     1        1         Yes
Korea Electric Power Corp.                    Special  138000     0      138000  Management     2        2         Yes
Korea Electric Power Corp.                    Special  138000     0      138000  Management     3        3         Yes
Daewoo Engineering & Construction Co. Ltd.    Special  570400     0      570400  Management     1        1         Yes
Daewoo Engineering & Construction Co. Ltd.    Special  570400     0      570400  Management     2        2         Yes
Kangwon Land, Inc.                            Special  84000      0      84000   Management     1        1         Yes
Kangwon Land, Inc.                            Special  84000      0      84000   Management     2        2         Yes
Kangwon Land, Inc.                            Special  84000      0      84000   Management     3        3         Yes

                                                                                                                  MANAGEMENT
COMPANY NAME                                                            PROPOSAL TEXT                            RECOMMENDATION
Kangwon Land, Inc.                            Elect Park Gwang-hui as Inside Director                                 For
Kangwon Land, Inc.                            Elect Sim Gyu-ho as Inside Director                                     For
Kangwon Land, Inc.                            Elect Choi Gyeong-sik as Outside Director                               For
Kangwon Land, Inc.                            Elect Kim Ju-il as Director to Serve as an Audit Committee Member       For
HYBE Co., Ltd.                                Approve Split-Off Agreement                                             For
HYBE Co., Ltd.                                Elect Scott Braun as Inside Director                                    For
GS Retail Co., Ltd.                           Approve Merger Agreement with GS Home Shopping, Inc.                    For
GS Retail Co., Ltd.                           Amend Articles of Incorporation                                         For
Korea Electric Power Corp.                    Elect Jeong Seung-il as CEO                                             For
Korea Electric Power Corp.                    Elect Park Heon-gyu as Inside Director                                  For
Korea Electric Power Corp.                    Elect Park Hyo-seong as a Member of Audit Committee                     For
Daewoo Engineering & Construction Co. Ltd.    Amend Articles of Incorporation                                         For
Daewoo Engineering & Construction Co. Ltd.    Elect Kim Hyeong as Inside Director                                     For
Kangwon Land, Inc.                            Elect Kim Young-su as Inside Director                                   For
Kangwon Land, Inc.                            Elect Kim Young-su as a Member of Audit Committee                       For
Kangwon Land, Inc.                            Elect Lee Gwan-hyeong as Outside Director                               For

                                                   ISS           VOTE
COMPANY NAME                                  RECOMMENDATION  INSTRUCTION
Kangwon Land, Inc.                               Against      Against
Kangwon Land, Inc.                               For          For
Kangwon Land, Inc.                               For          For
Kangwon Land, Inc.                               For          For
HYBE Co., Ltd.                                   For          For
HYBE Co., Ltd.                                   For          For
GS Retail Co., Ltd.                              For          Do Not Vote
GS Retail Co., Ltd.                              For          Do Not Vote
Korea Electric Power Corp.                       For          For
Korea Electric Power Corp.                       For          For
Korea Electric Power Corp.                       For          For
Daewoo Engineering & Construction Co. Ltd.       For          For
Daewoo Engineering & Construction Co. Ltd.       For          For
Kangwon Land, Inc.                               For          For
Kangwon Land, Inc.                               Against      Against
Kangwon Land, Inc.                               For          For

SIGNATURES

   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):               The Korea Fund, Inc.

By (Signature and Title)*:  /s/ Simon J. Crinage
                            ---------------------------------------------
                            Name: Simon J. Crinage
                            Title: President and Chief Executive Officer

Date: August 31, 2021

* Print the name and title of each signing officer under his or her signature.